Securities Sold under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Securities Sold under Agreements to Repurchase

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Interbank market	181,121	97,974
Stock exchange market	58,325	24,275

Total	239,446	122,249

Maturing:
Within 30 days	237,371	122,101
More than 30 days within 90 days	2,075	140
After 90 days	—	8

Total	239,446	122,249